Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Operations
Revenues, net	$ 974,345	$ 968,468	$ 917,634
Operating costs and expenses:
Cost of revenues, excluding depreciation and amortization	(346,503)	(396,499)	(394,215)
Selling, general and administrative costs, excluding depreciation and amortization	(368,675)	(369,377)	(343,143)
Share-based compensation expense	(51,383)	(13,715)	(17,663)
Depreciation	(9,181)	(9,422)	(6,997)
Amortization	(191,361)	(227,803)	(221,466)
Impairment on assets held for sale	(18,431)	0	0
Transaction expenses	(46,214)	(2,457)	(2,245)
Transition, integration and other related expenses	(14,239)	(61,282)	(78,695)
Restructuring	(15,670)	0	0
Legal settlement	39,399	0	0
Other operating income (expense), net	4,826	6,379	(237)
Total operating expenses	(1,017,432)	(1,074,176)	(1,064,661)
Loss from operations	(43,087)	(105,708)	(147,027)
Interest expense, net	(157,689)	(130,805)	(138,196)
Loss before income tax	(200,776)	(236,513)	(285,223)
Benefit (provision) for income taxes	(10,201)	(5,649)	21,293
Net loss	$ (210,977)	$ (242,162)	$ (263,930)
Per share:
Basic and diluted	$ (0.77)	$ (1.11)	$ (1.22)
Weighted average shares used to compute earnings per share:
Basic and diluted	273,883,342	217,472,870	216,848,866